FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	$ 231,205,141	$ 214,021,631
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	226,336,720	208,372,306
Tompkins Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	8,256,435	9,202,840
Tompkins Financial Corporation common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	8,256,435	9,202,840
Collective investment trusts at NAV
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	4,868,421	5,649,325
Collective investment trusts at NAV | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	218,080,285	199,169,466
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
TOTAL INVESTMENTS	$ 218,080,285	$ 199,169,466